OTHER FINANCIAL INFORMATION - Cash Flow Statement (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	$ 41,351	$ 37,643
Cash flows from investing activities
Acquisition of intangible assets	(2,092)	0
Acquisition of vessels	0	(38,357)
Acquisition of investments in affiliates	(111,495)	(1,472)
Loan repayment from affiliate company	35,000	5,000
Decrease in long term receivable from affiliate companies	4,453	(1,906)
Proceeds from sale of assets	0	59,500
Purchase of property and equipment	(16,127)	(8,535)
Net cash provided by/(used in) investing activities	(90,261)	14,230
Cash flows from financing activities
Issuance of common stock	279	93
Proceeds from issuance of senior notes including premium, net of debt issuance costs	90,284	0
Proceeds from long-term loan, net of deferred finance fees	0	50,759
Repayment of long-term debt	(33,058)	(92,232)
Dividends paid	(13,205)	(13,141)
(Increase)/decrease in restricted cash	18,501	1,498
Payments of obligations under capital leases	(662)	(851)
Net cash provided by/(used in) financing activities	62,139	(53,874)
Net (decrease)/increase in cash and cash equivalents	13,229	(2,001)
Cash and cash equivalents, beginning of period	257,868	171,096
Cash and cash equivalents, end of period	271,097	169,095
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	(4,453)	25,569
Cash flows from investing activities
Acquisition of investments in affiliates	(110,001)
Loan repayment from affiliate company	35,000	5,000
Net cash provided by/(used in) investing activities	(75,001)	5,000
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	61,991	31,278
Issuance of common stock	279	93
Repayment of long-term debt	(5,433)	(20,656)
Dividends paid	(13,205)	(13,141)
(Increase)/decrease in restricted cash	9,139	(4,801)
Net cash provided by/(used in) financing activities	52,771	(7,227)
Net (decrease)/increase in cash and cash equivalents	(26,683)	23,342
Cash and cash equivalents, beginning of period	79,213	74,160
Cash and cash equivalents, end of period	52,530	97,502
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	38,605	(3,894)
Cash flows from investing activities
Acquisition of vessels		(38,357)
Decrease in long term receivable from affiliate companies	4,453	(1,906)
Proceeds from sale of assets		59,500
Purchase of property and equipment	(435)	(1,189)
Net cash provided by/(used in) investing activities	4,018	18,048
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	(63,485)	(59,500)
Proceeds from long-term loan, net of deferred finance fees		50,759
Repayment of long-term debt	(27,593)	(40,541)
(Increase)/decrease in restricted cash	9,362	6,299
Net cash provided by/(used in) financing activities	(81,716)	(42,983)
Net (decrease)/increase in cash and cash equivalents	(39,093)	(28,829)
Cash and cash equivalents, beginning of period	133,116	56,406
Cash and cash equivalents, end of period	94,023	27,577
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	7,199	15,968
Cash flows from investing activities
Acquisition of intangible assets	(2,092)
Acquisition of investments in affiliates	(1,494)	(1,472)
Purchase of property and equipment	(15,692)	(7,346)
Net cash provided by/(used in) investing activities	(19,278)	(8,818)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	1,494	28,222
Proceeds from issuance of senior notes including premium, net of debt issuance costs	90,284
Repayment of long-term debt	(32)	(31,035)
Payments of obligations under capital leases	(662)	(851)
Net cash provided by/(used in) financing activities	91,084	(3,664)
Net (decrease)/increase in cash and cash equivalents	79,005	3,486
Cash and cash equivalents, beginning of period	45,539	40,530
Cash and cash equivalents, end of period	$ 124,544	$ 44,016